THE COMPANY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
The following table sets forth securities outstanding which were excluded from the computation of diluted net loss per share as their inclusion would be anti-dilutive:	The following table sets forth securities outstanding which were excluded from the computation of diluted net loss per share as their inclusion would be anti-dilutive:
THE COMPANY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

	March 31,
	2022	2021
Options to purchase common stock	1,650,705	1,197,252
Warrants	4,779,072	—
Total	6,429,777	1,197,252